Summary of Valuation of Company's Derivatives by Pricing Observability Levels (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Derivatives	$ 15.8	$ 15.1
Total Carrying Amount
Assets
Derivatives	16.5	19.7
Total Assets	16.5	19.7
Liabilities
Derivatives	0.7	0.6
Total Liabilities	0.7	0.6
Fair Value, Inputs, Level 2
Assets
Derivatives	16.5	19.7
Total Assets	16.5	19.7
Liabilities
Derivatives	0.7	0.6
Total Liabilities	$ 0.7	$ 0.6